Pro Forma Adjustments To Balance Sheet And Statements Of Operations (Tables)	3 Months Ended
Mar. 31, 2012
Pro Forma Adjustments To Balance Sheet And Statements Of Operations
Adjustments to Additional Paid-In Capital
A	$179,554
B	18,073
C	(10,569)
D	2,047
E	(696,693)
Total	$507,588